Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 513.3	$ 7.7	₨ 504.7	₨ 388.8
Interest cost	256.1	3.9	182.4	178.7
Expected return on plan assets	(212.3)	(3.2)	(166.2)	(121.1)
Actuarial (gains)/losses	95.2	1.5	(9.1)	(120.4)
Net gratuity cost	₨ 652.3	$ 9.9	₨ 511.8	₨ 326.0